Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Major classes of assets
Cash and cash equivalents			$ 14
Deferred course expenses			806
Discontinued operations-current assets			820
Total major classes of assets - discontinued operations		33	854
Major classes of liabilities
Accounts payable		3,638	3,698
Accrued course expenses		587	593
Other accrued expenses		439	1,582
Deferred revenue		5,181	5,413
Total major classes of liabilities - discontinued operations		9,845	$ 11,286
Discontinued Operations [Member]
Major classes of assets
Cash and cash equivalents
Deferred course expenses
Discontinued operations-current assets
Other assets	32	33
Total major classes of assets - discontinued operations	32	33
Major classes of liabilities
Accounts payable	3,297	3,638
Accrued course expenses	515	587
Other accrued expenses	1,784	439
Deferred revenue	5,055	5,181
Total major classes of liabilities - discontinued operations	$ 10,651	$ 9,845